INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 7. INCOME TAXES

The Company calculates income taxes using the asset and liability method of accounting. We compute Deferred income taxes by multiplying statutory rates applicable to estimated future-year differences between the consolidated financial statement and tax basis carrying amounts of assets and liabilities.

The income tax provision is summarized as follows:

Income Tax

	Deferred Tax Assets/Liability
	2023	2023	2022	2022
	Book value	Tax value	Book value	Tax value
Income (Loss) per Books
M-1 Differences:	(2,975,857)	(625,586)	(1,932,194)	(405,761)
Stock/options issued for services	-	-	26,500	5,565
Depreciation and amortization	493,073	103,545	57,516	12,078
Tax income (loss)	(2,482,784)	(522,041)	(1,848,178)	(388,117)

Prior Year NOL (exclude effect of state tax)	(1,848,178)	(388,117)	-	-
Cumulative NOL	(4,330,962)	(910,158)	(1,848,178)	(388,117)

	December 31, 2023	December 31, 2022
Net operating loss carry forwards	910,158	388,117
Stock/options issued for services	-	5,565
Depreciation and amortization	103,545	12,078
Tax rate change	-	-
Valuation allowance	(1,013,703)	(405,761)
Total	-	-

Tax at statutory rate (21%)	(625,586)	(405,761)
State tax benefit, net of federal tax effect	-	-
Change in valuation allowance	625,586	405,761
Total	-	-

In 2023, the Company had pre-tax income and losses of $2,975,857, respectively, available for carry-forward to offset future taxable income. The Management has determined to provide full valuation allowances for our net deferred tax assets at the end of 2023, including Net Operating Loss (NOL) carryforwards generated during the years. We could realize our deferred tax assets based on its evaluation of positive and negative evidence, including our history of operating losses and the uncertainty of generating future taxable income.

On December 22, 2017, the United States President signed the Tax Cuts and Jobs Act (the “Act”). The Act amends the Internal Revenue Code to reduce tax rates and modify individual and business policies, credits, and deductions. The Act reduces the corporate federal tax rate from a maximum of 35% to a 21% rate for corporations. The rate reduction took effect on January 1, 2018. Therefore, we have applied the tax rate of 21% to the ending balance of federal deferred tax assets. As we provided a full valuation allowance against our net deferred tax assets, we have not recorded any tax impact due to the tax rate change.